Retirement-Related Benefits (Tables)	12 Months Ended
Dec. 31, 2022
Retirement-Related Benefits
Pre-tax cost for all retirement-related plans

($ in millions)
	U.S. Plans				Non-U.S. Plans			Total
For the year ended December 31:	2022		2021	2020	2022	2021	2020	2022	2021	2020
Defined benefit pension plans	$5,849	*	$303	$167	$836	$1,119	$1,057	$6,685	$1,422	$1,224
Retention Plan	8		16	11	—	—	—	8	16	11
Total defined benefit pension plans (income)/cost	$5,857	*	$319	$178	$836	$1,119	$1,057	$6,693	$1,438	$1,235
IBM 401(k) Plus Plan and non-U.S. plans	$530		$561	$585	$369	$409	$403	$899	$971	$988
Excess 401(k)	25		21	27	—	—	—	25	21	27
Total defined contribution plans cost	$555		$582	$612	$369	$409	$403	$924	$992	$1,015
Nonpension postretirement benefit plans cost	$85		$127	$145	$30	$44	$57	$115	$172	$202
Total retirement-related benefits net periodic cost	$6,497	*	$1,029	$934	$1,235	$1,573	$1,517	$7,732	$2,601	$2,451

*	Includes the impact of a one-time, non-cash, pre-tax pension settlement charge of $5.9 billion related to the Qualified PPP, as described below.

Summary of the total PBO for defined benefit plans, APBO for nonpension postretirement benefit plans, fair value of plan assets and associated funded status

($ in millions)
	Benefit Obligations			Fair Value of Plan Assets			Funded Status*
At December 31:	2022		2021	2022		2021	2022	2021
U.S. Plans
Overfunded plans
Qualified PPP	$20,091	**	$46,458	$25,094	**	$51,852	$5,002	$5,395
Underfunded plans
Excess PPP	$1,173		$1,441	$—		$—	$(1,173)	$(1,441)
Retention Plan	228		283	—		—	(228)	(283)
Nonpension postretirement benefit plan	2,369		3,404	10		8	(2,359)	(3,395)
Total underfunded U.S. plans	$3,771		$5,128	$10		$8	$(3,761)	$(5,119)
Non-U.S. Plans
Overfunded plans
Qualified defined benefit pension plans+	$15,443		$21,617	$18,677		$26,071	$3,234	$4,454
Nonpension postretirement benefit plans	7		—	7		—	0	—
Total overfunded non-U.S. plans	$15,450		$21,617	$18,684		$26,071	$3,234	$4,454
Underfunded plans
Qualified defined benefit pension plans+	$11,361		$17,360	$9,694		$13,908	$(1,667)	$(3,452)
Nonqualified defined benefit pension plans+	4,457		6,120	—		—	(4,457)	(6,120)
Nonpension postretirement benefit plans	524		638	22		31	(502)	(607)
Total underfunded non-U.S. plans	$16,342		$24,118	$9,716		$13,939	$(6,626)	$(10,179)
Total overfunded plans	$35,541		$68,075	$43,778		$77,924	$8,236	$9,850
Total underfunded plans	$20,113		$29,246	$9,726		$13,947	$(10,387)	$(15,300)

*

Funded status is recognized in the Consolidated Balance Statement as follows: Asset amounts as prepaid pension assets; (Liability) amounts as compensation and benefits (current liability) and retirement and nonpension postretirement benefit obligations (noncurrent liability).

**	Year-to-year reduction includes the transfer of $16 billion of pension benefit obligations and assets to the Insurers as discussed below.

+ Non-U.S. qualified plans represent plans funded outside of the U.S. Non-U.S. nonqualified plans are unfunded.

Components of net periodic (income)/cost of the company's retirement-related benefit plans

($ in millions)
	Defined Benefit Pension Plans
	U.S. Plans				Non-U.S. Plans
For the year ended December 31:	2022		2021	2020	2022	2021	2020
Service cost	$—		$—	$—	$237	$300	$328
Interest cost*	1,129		1,109	1,501	493	424	541
Expected return on plan assets*	(1,729)		(1,802)	(2,169)	(1,016)	(1,115)	(1,229)
Amortization of transition assets*	—		—	—	—	—	—
Amortization of prior service costs/(credits)*	8		16	16	14	(12)	(9)
Recognized actuarial losses*	527		996	829	1,031	1,392	1,336
Curtailments and settlements*	5,923	**	—	—	47	94	49
Multi-employer plans	—		—	—	15	17	23
Other costs/(credits)	—		—	—	15	18	18
Total net periodic (income)/cost	$5,857	*	$319	$178	$836	$1,119	$1,057

($ in millions)
	Nonpension Postretirement Benefit Plans
	U.S. Plan			Non-U.S. Plans
For the year ended December 31:	2022	2021	2020	2022	2021	2020
Service cost	$5	$7	$9	$3	$4	$4
Interest cost*	85	65	103	24	27	35
Expected return on plan assets*	—	—	—	(2)	(3)	(4)
Amortization of transition assets*	—	—	—	—	—	—
Amortization of prior service costs/(credits)*	(10)	4	4	0	0	0
Recognized actuarial losses*	5	52	29	4	15	21
Curtailments and settlements*	—	—	—	0	0	0
Other costs/(credits)	—	—	—	0	0	0
Total net periodic cost	$85	$127	$145	$30	$44	$57

*	These components of net periodic pension costs are included in other (income) and expense in the Consolidated Income Statement.
**	Includes the impact of a one-time, non-cash, pre-tax pension settlement charge of $5.9 billion related to the Qualified PPP, as described below.

Changes in benefit obligations

($ in millions)
	Defined Benefit Pension Plans					Nonpension Postretirement Benefit Plans
	U.S. Plans			Non-U.S. Plans		U.S. Plan		Non-U.S. Plans
	2022		2021	2022	2021	2022	2021	2022	2021
Change in benefit obligation
Benefit obligation at January 1	$48,182		$52,237	$45,097	$50,447	$3,404	$3,791	$638	$756
Service cost	—		—	237	300	5	7	3	4
Interest cost	1,129		1,109	493	424	85	65	24	27
Plan participants' contributions	—		—	14	19	43	50	—	—
Acquisitions/divestitures, net	—		—	(45)	(70)	—	—	—	6
Actuarial losses/(gains)	(7,849)		(1,582)	(8,819)	(876)	(780)	(141)	(87)	(78)
Benefits paid from trust*	(3,133)		(3,181)	(1,572)	(1,736)	(385)	(369)	(6)	(6)
Direct benefit payments	(123)		(125)	(418)	(516)	(2)	(1)	(32)	(28)
Foreign exchange impact	—		—	(3,463)	(2,548)	—	—	(10)	(42)
Amendments/curtailments/ settlements/other*	(16,712)	**	(276)	(262)	(347)	0	3	(1)	(1)
Benefit obligation at December 31	$21,493		$48,182	$31,261	$45,097	$2,369	$3,404	$531	$638
Change in plan assets
Fair value of plan assets at January 1	$51,852		$54,386	$39,979	$42,308	$8	$15	$31	$40
Actual return on plan assets	(6,914)		924	(6,737)	1,686	—	—	3	(14)
Employer contributions	—		—	103	86	344	313	—	6
Acquisitions/divestitures, net	—		—	(20)	(87)	—	—	—	—
Plan participants' contributions	—		—	14	19	43	50	—	—
Benefits paid from trust*	(3,133)		(3,181)	(1,572)	(1,736)	(385)	(369)	(6)	(6)
Foreign exchange impact	—		—	(3,154)	(1,939)	—	—	2	6
Amendments/curtailments/ settlements/other*	(16,712)	**	(276)	(243)	(358)	0	0	0	0
Fair value of plan assets at December 31	$25,094		$51,852	$28,371	$39,979	$10	$8	$29	$31
Funded status at December 31	$3,600		$3,671	$(2,891)	$(5,118)	$(2,359)	$(3,395)	$(501)	$(607)
Accumulated benefit obligation+	$21,493		$48,182	$30,961	$44,628	N/A	N/A	N/A	N/A

*	Prior period amounts for defined benefit pension plans have been recast to conform to 2022 presentation.

** Primarily represents the transfer of Qualified PPP pension obligations and related plan assets to the Insurers pursuant to group annuity contracts.

+	Represents the benefit obligation assuming no future participant compensation increases.

N/A–Not applicable

Changes in plan assets

($ in millions)
	Defined Benefit Pension Plans					Nonpension Postretirement Benefit Plans
	U.S. Plans			Non-U.S. Plans		U.S. Plan		Non-U.S. Plans
	2022		2021	2022	2021	2022	2021	2022	2021
Change in benefit obligation
Benefit obligation at January 1	$48,182		$52,237	$45,097	$50,447	$3,404	$3,791	$638	$756
Service cost	—		—	237	300	5	7	3	4
Interest cost	1,129		1,109	493	424	85	65	24	27
Plan participants' contributions	—		—	14	19	43	50	—	—
Acquisitions/divestitures, net	—		—	(45)	(70)	—	—	—	6
Actuarial losses/(gains)	(7,849)		(1,582)	(8,819)	(876)	(780)	(141)	(87)	(78)
Benefits paid from trust*	(3,133)		(3,181)	(1,572)	(1,736)	(385)	(369)	(6)	(6)
Direct benefit payments	(123)		(125)	(418)	(516)	(2)	(1)	(32)	(28)
Foreign exchange impact	—		—	(3,463)	(2,548)	—	—	(10)	(42)
Amendments/curtailments/ settlements/other*	(16,712)	**	(276)	(262)	(347)	0	3	(1)	(1)
Benefit obligation at December 31	$21,493		$48,182	$31,261	$45,097	$2,369	$3,404	$531	$638
Change in plan assets
Fair value of plan assets at January 1	$51,852		$54,386	$39,979	$42,308	$8	$15	$31	$40
Actual return on plan assets	(6,914)		924	(6,737)	1,686	—	—	3	(14)
Employer contributions	—		—	103	86	344	313	—	6
Acquisitions/divestitures, net	—		—	(20)	(87)	—	—	—	—
Plan participants' contributions	—		—	14	19	43	50	—	—
Benefits paid from trust*	(3,133)		(3,181)	(1,572)	(1,736)	(385)	(369)	(6)	(6)
Foreign exchange impact	—		—	(3,154)	(1,939)	—	—	2	6
Amendments/curtailments/ settlements/other*	(16,712)	**	(276)	(243)	(358)	0	0	0	0
Fair value of plan assets at December 31	$25,094		$51,852	$28,371	$39,979	$10	$8	$29	$31
Funded status at December 31	$3,600		$3,671	$(2,891)	$(5,118)	$(2,359)	$(3,395)	$(501)	$(607)
Accumulated benefit obligation+	$21,493		$48,182	$30,961	$44,628	N/A	N/A	N/A	N/A

*	Prior period amounts for defined benefit pension plans have been recast to conform to 2022 presentation.

** Primarily represents the transfer of Qualified PPP pension obligations and related plan assets to the Insurers pursuant to group annuity contracts.

+	Represents the benefit obligation assuming no future participant compensation increases.

N/A–Not applicable

Accumulated benefit obligation

($ in millions)
	Defined Benefit Pension Plans					Nonpension Postretirement Benefit Plans
	U.S. Plans			Non-U.S. Plans		U.S. Plan		Non-U.S. Plans
	2022		2021	2022	2021	2022	2021	2022	2021
Change in benefit obligation
Benefit obligation at January 1	$48,182		$52,237	$45,097	$50,447	$3,404	$3,791	$638	$756
Service cost	—		—	237	300	5	7	3	4
Interest cost	1,129		1,109	493	424	85	65	24	27
Plan participants' contributions	—		—	14	19	43	50	—	—
Acquisitions/divestitures, net	—		—	(45)	(70)	—	—	—	6
Actuarial losses/(gains)	(7,849)		(1,582)	(8,819)	(876)	(780)	(141)	(87)	(78)
Benefits paid from trust*	(3,133)		(3,181)	(1,572)	(1,736)	(385)	(369)	(6)	(6)
Direct benefit payments	(123)		(125)	(418)	(516)	(2)	(1)	(32)	(28)
Foreign exchange impact	—		—	(3,463)	(2,548)	—	—	(10)	(42)
Amendments/curtailments/ settlements/other*	(16,712)	**	(276)	(262)	(347)	0	3	(1)	(1)
Benefit obligation at December 31	$21,493		$48,182	$31,261	$45,097	$2,369	$3,404	$531	$638
Change in plan assets
Fair value of plan assets at January 1	$51,852		$54,386	$39,979	$42,308	$8	$15	$31	$40
Actual return on plan assets	(6,914)		924	(6,737)	1,686	—	—	3	(14)
Employer contributions	—		—	103	86	344	313	—	6
Acquisitions/divestitures, net	—		—	(20)	(87)	—	—	—	—
Plan participants' contributions	—		—	14	19	43	50	—	—
Benefits paid from trust*	(3,133)		(3,181)	(1,572)	(1,736)	(385)	(369)	(6)	(6)
Foreign exchange impact	—		—	(3,154)	(1,939)	—	—	2	6
Amendments/curtailments/ settlements/other*	(16,712)	**	(276)	(243)	(358)	0	0	0	0
Fair value of plan assets at December 31	$25,094		$51,852	$28,371	$39,979	$10	$8	$29	$31
Funded status at December 31	$3,600		$3,671	$(2,891)	$(5,118)	$(2,359)	$(3,395)	$(501)	$(607)
Accumulated benefit obligation+	$21,493		$48,182	$30,961	$44,628	N/A	N/A	N/A	N/A

*	Prior period amounts for defined benefit pension plans have been recast to conform to 2022 presentation.

** Primarily represents the transfer of Qualified PPP pension obligations and related plan assets to the Insurers pursuant to group annuity contracts.

+	Represents the benefit obligation assuming no future participant compensation increases.

N/A–Not applicable

Net funded status

($ in millions)
	Defined Benefit Pension Plans				Nonpension Postretirement Benefit Plans
	U.S. Plans		Non-U.S. Plans		U.S. Plan		Non-U.S. Plans
At December 31:	2022	2021	2022	2021	2022	2021	2022	2021
Prepaid pension assets	$5,002	$5,395	$3,234	$4,455	$0	$0	$0	$0
Current liabilities—compensation and benefits	(121)	(123)	(347)	(359)	(307)	(364)	(16)	(19)
Noncurrent liabilities—retirement and nonpension postretirement benefit obligations	(1,281)	(1,601)	(5,777)	(9,215)	(2,052)	(3,031)	(486)	(588)
Funded status—net	$3,600	$3,671	$(2,891)	$(5,118)	$(2,359)	$(3,395)	$(501)	$(607)

Pre-tax net loss and prior service costs/(credits) and transition (assets)/liabilities recognized in OCI and changes in pre-tax net loss, prior service costs/(credits) and transition (assets)/liabilities recognized in AOCI

($ in millions)
	Defined Benefit Pension Plans					Nonpension Postretirement Benefit Plans
	U.S. Plans			Non-U.S. Plans		U.S. Plan		Non-U.S. Plans
	2022		2021	2022	2021	2022	2021	2022	2021
Net loss at January 1	$14,273		$15,972	$13,412	$16,310	$464	$656	$183	$263
Current period loss/(gain)	794		(704)	(1,115)	(1,411)	(365)	(141)	(93)	(65)
Curtailments and settlements	(5,923)	*	—	(47)	(94)	—	—	0	0
Amortization of net loss included in net periodic (income)/cost	(527)		(996)	(1,031)	(1,392)	(5)	(52)	(4)	(15)
Net loss at December 31	$8,617		$14,273	$11,219	$13,412	$94	$464	$86	$183
Prior service costs/(credits) at January 1	$8		$24	$397	$325	$26	$30	$(4)	$(4)
Current period prior service costs/(credits)	—		—	(53)	60	(415)	—	5	0
Curtailments, settlements and other	—		—	—	—	—	—	—	—
Amortization of prior service (costs)/credits included in net periodic (income)/cost	(8)		(16)	(14)	12	10	(4)	0	0
Prior service costs/(credits) at December 31	$0		$8	$330	$397	$(379)	$26	$0	$(4)
Transition (assets)/liabilities at January 1	$—		$—	$0	$0	$—	$—	$0	$0
Amortization of transition assets/(liabilities) included in net periodic (income)/cost	—		—	—	—	—	—	—	0
Transition (assets)/liabilities at December 31	$—		$—	$0	$0	$—	$—	$0	$0
Total loss recognized in accumulated other comprehensive income/(loss)**	$8,617		$14,281	$11,549	$13,809	$(285)	$490	$86	$179

*  Includes the impact of a one-time, non-cash, pre-tax pension settlement charge of $5.9 billion related to the Qualified PPP, as described above.

** Refer to note S, “Equity Activity,” for the total change in AOCI, and the Consolidated Statement of Comprehensive Income for the components of net periodic (income)/cost, including the related tax effects, recognized in OCI for the retirement-related benefit plans.

Assumptions used to measure the net periodic (income)/cost and year-end benefit obligations

	Defined Benefit Pension Plans
	U.S. Plans				Non-U.S. Plans
	2022		2021	2020	2022	2021	2020
Weighted-average assumptions used to measure net periodic (income)/cost for the year ended December 31
Discount rate	3.30	%*	2.20%	3.10%	1.26%	0.87%	1.20%
Expected long-term returns on plan assets	4.33	%*	3.75%	4.50%	2.97%	2.85%	3.36%
Rate of compensation increase	N/A		N/A	N/A	3.02%	2.59%	2.32%
Interest crediting rate	2.07	%*	1.10%	2.70%	0.26%	0.26%	0.28%
Weighted-average assumptions used to measure benefit obligations at December 31
Discount rate	5.30%		2.60%	2.20%	3.80%	1.26%	0.87%
Rate of compensation increase	N/A		N/A	N/A	4.00%	3.02%	2.59%
Interest crediting rate	4.40%		1.10%	1.10%	0.34%	0.26%	0.26%

*

The Qualified PPP discount rate, expected long-term return on plan assets and interest crediting rate of 2.60 percent, 4.00 percent and 1.10 percent, respectively, for the period January 1, 2022 through August 31, 2022, changed to 4.70 percent, 5.00 percent and 4.00 percent, respectively, for the period September 1, 2022 through December 31, 2022 due to remeasurement of the plan as a result of the changes described on page 110.

N/A–Not applicable

	Nonpension Postretirement Benefit Plans
	U.S. Plan				Non-U.S. Plans
	2022		2021	2020	2022	2021	2020
Weighted-average assumptions used to measure net periodic cost for the year ended December 31
Discount rate	3.05	%*	1.80%	2.80%	5.35%	4.55%	5.08%
Expected long-term returns on plan assets	N/A		N/A	N/A	6.64%	6.62%	7.73%
Interest crediting rate	2.16	%*	1.10%	2.70%	N/A	N/A	N/A
Weighted-average assumptions used to measure benefit obligations at December 31
Discount rate	5.30%		2.30%	1.80%	7.25%	5.35%	4.55%
Interest crediting rate	4.40%		1.10%	1.10%	N/A	N/A	N/A

*

The U.S. Nonpension Postretirement Plan discount rate and interest crediting rate of 2.30 percent and 1.10 percent, respectively, for the period January 1, 2022 through July 31, 2022, changed to 4.10 percent and 3.65 percent, respectively, for the period August 1, 2022 through December 31, 2022 due to remeasurement of the plan as a result of the changes described on page 110.

N/A–Not applicable

Defined benefit pension plans' asset classes and their associated fair value

($ in millions)
	U.S. Plan				Non-U.S. Plans
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Equity
Equity securities (1)	$518	$—	$—	$518	$247	$—	$—	$247
Equity mutual funds (2)	114	—	—	114	0	—	—	0
Fixed income
Government and related (3)	—	9,074	—	9,074	—	6,837	—	6,837
Corporate bonds (4)	—	6,885	721	7,606	—	2,546	—	2,546
Mortgage and asset-backed securities	—	238	—	238	—	2	—	2
Fixed income mutual funds (5)	234	—	—	234	—	—	9	9
Insurance contracts (6)	—	—	—	—	—	3,654	—	3,654
Cash and short-term investments (7)	72	570	—	643	286	263	—	549
Private equity	—	—	421	421	—	—	—	—
Real estate	—	8	—	8	—	—	145	145
Derivatives (8)	—	—	—	—	32	262	—	294
Other mutual funds(9)	—	—	—	—	25	—	—	25
Subtotal	937	16,776	1,142	18,855	590	13,563	155	14,308
Investments measured at net asset value using the NAV practical expedient (10)	—	—	—	6,242	—	—	—	14,141
Other (11)	—	—	—	(4)	—	—	—	(78)
Fair value of plan assets	$937	$16,776	$1,142	$25,094	$590	$13,563	$155	$28,371

(1)	Represents U.S. and international securities. The U.S. Plan includes IBM common stock of $1 million. Non-U.S. Plans include IBM common stock of $2 million.
(2)	Invests in predominantly equity securities.
(3)	Includes debt issued by national, state and local governments and agencies.
(4)	The U.S. Plans include IBM corporate bonds of $6 million. Non-U.S. Plans include IBM corporate bonds of $3 million.
(5)	Invests predominantly in fixed-income securities.
(6)	Primarily represents insurance policy contracts (Buy-In) in certain non-U.S. plans.
(7)	Includes cash, cash equivalents and short-term marketable securities.
(8)	Includes interest-rate derivatives, forwards, exchange-traded and other over-the-counter derivatives.

(9) Invests in both equity and fixed-income securities.

(10) Investments measured at fair value using the net asset value (NAV) per share (or its equivalent) as a practical expedient, including commingled funds, hedge funds, private equity and real estate partnerships.

(11) Represents net unsettled transactions, relating primarily to purchases and sales of plan assets.

($ in millions)
	U.S. Plan				Non-U.S. Plans
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Equity
Equity securities (1)	$2,023	$0	$—	$2,023	$485	$—	$—	$485
Equity mutual funds (2)	133	—	—	133	0	—	—	0
Fixed income
Government and related (3)	—	21,751	—	21,751	—	9,900	—	9,900
Corporate bonds (4)	—	16,246	598	16,844	—	3,842	—	3,842
Mortgage and asset-backed securities	—	660	—	660	—	3	—	3
Fixed income mutual funds (5)	281	—	—	281	—	—	—	—
Insurance contracts (6)	—	—	—	—	—	5,662	—	5,662
Cash and short-term investments (7)	104	1,269	—	1,373	324	403	—	728
Real estate	—	—	—	—	—	—	174	174
Derivatives (8)	3	3	—	5	61	489	—	550
Other mutual funds (9)	—	—	—	—	30	—	—	30
Subtotal	2,543	39,930	598	43,070	900	20,300	174	21,374
Investments measured at net asset value using the NAV practical expedient (10)	—	—	—	9,078	—	—	—	18,652
Other (11)	—	—	—	(296)	—	—	—	(47)
Fair value of plan assets	$2,543	$39,930	$598	$51,852	$900	$20,300	$174	$39,979

(1)	Represents U.S. and international securities. The U.S. Plan includes IBM common stock of $2 million. Non-U.S. Plans include IBM common stock of $2 million.
(2)	Invests in predominantly equity securities.
(3)	Includes debt issued by national, state and local governments and agencies.
(4)	The U.S. Plans include IBM corporate bonds of $19 million. Non-U.S. Plans include IBM corporate bonds of $4 million.
(5)	Invests in predominantly fixed-income securities.
(6)	Primarily represents insurance policy contracts (Buy-In) in certain non-U.S. plans.
(7)	Includes cash, cash equivalents and short-term marketable securities.
(8)	Includes interest-rate derivatives, forwards, exchange-traded and other over-the-counter derivatives.
(9)	Invests in both equity and fixed-income securities.

(10)Investments measured at fair value using the net asset value (NAV) per share (or its equivalent) as a practical expedient, including commingled funds, hedge funds, private equity and real estate partnerships.

(11)Represents net unsettled transactions, relating primarily to purchases and sales of plan assets.

Reconciliation of the beginning and ending balances of Level 3 assets

($ in millions)
	Corporate Bonds	Private Equity	Total
Balance at January 1, 2022	$598	$—	$598
Return on assets held at end of year	(114)	—	(114)
Return on assets sold during the year	(2)	—	(2)
Purchases, sales and settlements, net	206	—	206
Transfers, net	33	421	454
Balance at December 31, 2022	$721	$421	$1,142

($ in millions)
Corporate Bonds
Balance at January 1, 2021	$542
Return on assets held at end of year	(15)
Return on assets sold during the year	1
Purchases, sales and settlements, net	63
Transfers, net	6
Balance at December 31, 2021	$598

The following tables present the reconciliation of the beginning and ending balances of Level 3 assets for the years ended December 31, 2022 and 2021 for the non-U.S. Plans.

($ in millions)
	Government	Private
	and Related	Real Estate	Total
Balance at January 1, 2022	$—	$174	$174
Return on assets held at end of year	0	6	6
Return on assets sold during the year	—	(1)	(1)
Purchases, sales and settlements, net	10	(16)	(7)
Transfers, net	—	0	0
Foreign exchange impact	0	(18)	(19)
Balance at December 31, 2022	$9	$145	$155

($ in millions)
	Government	Private
	and Related	Real Estate	Total
Balance at January 1, 2021	$2	$298	$300
Return on assets held at end of year	0	(43)	(43)
Return on assets sold during the year	0	58	58
Purchases, sales and settlements, net	(2)	(138)	(140)
Transfers, net	—	—	—
Foreign exchange impact	0	(1)	(1)
Balance at December 31, 2021	$—	$174	$174

Schedule of contributions and direct benefit payments

($ in millions)
For the years ended December 31:	2022	2021
Non-U.S. DB plans	$103	$86
Nonpension postretirement benefit plans	344	319
Multi-employer plans	15	17
DC plans	924	992
Direct benefit payments	576	671
Total	$1,962	$2,085

Total expected benefit payments, pension benefit plans and nonpension postretirement plans

($ in millions)
	Qualified	Nonqualified	Qualified	Nonqualified	Total Expected
	U.S. Plan	U.S. Plans	Non-U.S. Plans	Non-U.S. Plans	Benefit
	Payments	Payments	Payments	Payments	Payments
2023	$1,757	$124	$1,893	$342	$4,115
2024	1,791	123	1,869	323	4,106
2025	1,813	121	1,879	324	4,137
2026	1,765	119	1,866	328	4,077
2027	1,712	116	1,846	321	3,996
2028-2032	7,792	538	8,876	1,548	18,754

($ in millions)
		Qualified	Nonqualified	Total Expected
	U.S. Plan	Non-U.S. Plans	Non-U.S. Plans	Benefit
	Payments	Payments	Payments	Payments
2023	$326	$17	$23	$367
2024	253	18	23	294
2025	238	19	23	280
2026	229	20	22	272
2027	220	21	22	263
2028-2032	1,043	122	106	1,271

Defined benefit pension plans with accumulated benefit obligations (ABO) in excess of plan assets

($ in millions)
	2022		2021
	Benefit	Plan	Benefit	Plan
At December 31:	Obligation	Assets	Obligation	Assets
Plans with PBO in excess of plan assets	$17,220	$9,694	$25,204	$13,908
Plans with ABO in excess of plan assets	16,979	9,694	24,853	13,908
Plans with plan assets in excess of PBO	35,534	43,770	68,075	77,924

Schedule of nonpension postretirement benefit plan with APBO in excess of plan assets

($ in millions)
	2022		2021
	Benefit	Plan	Benefit	Plan
At December 31:	Obligation	Assets	Obligation	Assets
Plans with APBO in excess of plan assets	$2,893	$32	$4,042	$40
Plans with plan assets in excess of APBO	7	7	—	—